PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 13,189	$ 13,610
Government institutions	2,731	2,268
Derivative instruments	9,806	0
Interest to receive	4,484	3,872
Short-term vendor deposits	6,675	3,924
Deferred commission	1,810	0
Other current assets	408	1,051
Total prepaid expenses and other current assets	$ 39,103	$ 24,725